Exceptional Items - Schedule of Information about Exceptional Items (Detail) £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 GBP (£)
Disclosure of exceptional items [line items]
Exceptional items included in operating profit	£ 3,691	£ 3,559		£ 2,841
Sale of businesses, acquisition of investment and exceptional items included in non-operating items		20		123
Profit before taxation	3,740	3,559		2,858
Items included in taxation	(596)	(732)		(496)
Exceptional items in continuing operations	3,144	2,827		2,362
Discontinued operations net of taxation		(55)
Total exceptional items	3,144	2,772		2,362
Attributable to:
Profit for the year	3,144	2,772		2,362
Brand, goodwill and tangible asset impairment [member]
Disclosure of exceptional items [line items]
Exceptional items included in operating profit	(128)			(118)
Competition authority investigation in Turkey [member]
Disclosure of exceptional items [line items]
Exceptional items included in operating profit		(33)
Customer claim in India [member]
Disclosure of exceptional items [line items]
Exceptional items included in operating profit		(32)
Items included in taxation		11
Disengagement agreements relating to United Spirits Limited [member]
Disclosure of exceptional items [line items]
Exceptional items included in operating profit		23	$ 29	(49)
Total exceptional items [member]
Disclosure of exceptional items [line items]
Exceptional items included in operating profit	(128)	(42)		(167)
Sale of businesses, acquisition of investment and exceptional items included in non-operating items		20		123
Profit before taxation	(128)	(22)		(44)
Items included in taxation	203	4		56
Exceptional items in continuing operations	75	(18)		12
Discontinued operations net of taxation		(55)
Total exceptional items	75	(73)		12
Attributable to:
Equity shareholders of the parent company	75	(64)		2
Non-controlling interests		(9)		10
Profit for the year	£ 75	(73)		12
Wines in United States and Percy Fox [member]
Disclosure of exceptional items [line items]
Sale of businesses, acquisition of investment and exceptional items included in non-operating items		£ 20		(191)
Argentina [member]
Disclosure of exceptional items [line items]
Sale of businesses, acquisition of investment and exceptional items included in non-operating items				(38)
South African associate interests [member]
Disclosure of exceptional items [line items]
Sale of businesses, acquisition of investment and exceptional items included in non-operating items				(27)
Jamaica, Singapore and Malaysia beer interests [member]
Disclosure of exceptional items [line items]
Sale of businesses, acquisition of investment and exceptional items included in non-operating items				457
Kenya - glass business (CGI) [member]
Disclosure of exceptional items [line items]
Sale of businesses, acquisition of investment and exceptional items included in non-operating items				14
Watson Limited [member]
Disclosure of exceptional items [line items]
Sale of businesses, acquisition of investment and exceptional items included in non-operating items				£ (92)